Shareholders' equity - Share options (Details) - EUR (€)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Shareholders' equity
Compensation expenses	€ 1,226,000	€ 735,000
Compensation expenses recorded in general and administrative costs	835,000	550,000
Compensation expenses recorded in research and development costs	€ 391,000	€ 185,000